PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of September 30, 2022 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.8%)
C.H. Robinson Worldwide Inc.	194,317	18,714,670

Banks (2.9%)
Signature Bank	74,090	11,187,590
Silvergate Capital Corp., Class A [q]	111,554	8,405,594

		19,593,184
Biotechnology (3.7%)
Alnylam Pharmaceuticals Inc. [q]	25,970	5,198,155
BioMarin Pharmaceutical Inc. [q]	142,279	12,060,991
Seagen Inc. [q]	51,291	7,018,148

		24,277,294
Capital Markets (4.1%)
MarketAxess Holdings Inc.	59,976	13,344,060
Morningstar Inc.	66,909	14,206,119

		27,550,179
Chemicals (2.4%)
Nutrien Ltd.	188,197	15,691,866

Commercial Services & Supplies (2.0%)
Cintas Corp.	34,950	13,567,241

Distributors (4.3%)
Pool Corp.	89,405	28,449,565

Health Care Equipment & Supplies (4.5%)
Align Technology Inc. [q]	44,683	9,254,296
IDEXX Laboratories Inc. [q]	62,395	20,328,291

		29,582,587
Health Care Technology (4.7%)
Veeva Systems Inc., Class A [q]	188,042	31,004,365

Hotels, Restaurants & Leisure (2.0%)
Hilton Worldwide Holdings Inc.	108,531	13,091,009

Insurance (2.5%)
The Progressive Corp. λ	141,903	16,490,548

Interactive Media & Services (1.6%)
Match Group Inc. [q]	221,609	10,581,830

Internet & Direct Marketing Retail (3.2%)
MercadoLibre Inc. [q]	25,730	21,298,779

IT Services (5.7%)
Block Inc., Class A [q]	319,369	17,562,101
Broadridge Financial Solutions Inc.	141,281	20,389,674

		37,951,775

Life Sciences Tools & Services (7.4%)
Agilent Technologies Inc.	220,163	26,760,813
Illumina Inc. [q]	117,499	22,417,634

		49,178,447
Media (2.6%)
The Trade Desk Inc., Class A [q]	285,430	17,054,443

Professional Services (13.8%)
CoStar Group Inc. [q]	387,000	26,954,550
Equifax Inc.	72,957	12,507,019
Thomson Reuters Corp.	217,191	22,288,140
Verisk Analytics Inc.	175,308	29,895,273

		91,644,982
Road & Rail (2.0%)
Old Dominion Freight Line Inc.	53,308	13,261,431

Semiconductors & Semiconductor Equipment (2.4%)
KLA Corp.	21,102	6,386,098
Monolithic Power Systems Inc.	16,156	5,871,090
Teradyne Inc.	49,728	3,737,059

		15,994,247
Software (20.8%)
Ansys Inc. [q]	60,246	13,356,538
Cadence Design Systems Inc. [q]	84,571	13,821,439
Guidewire Software Inc.	145,527	10,911,614
Five9 Inc. [q]	548,169	26,931,543
Fortinet Inc. [q]	264,248	16,272,392
Splunk Inc. [q]	311,489	23,423,973
Synopsys Inc. [q]	42,515	12,988,758
Workday Inc., Class A	133,563	20,330,960

		138,037,217
Specialty Retail (3.0%)
O’Reilly Automotive Inc. [q]	28,620	20,129,877

Total investment in equities (98.4%) (cost $633,426,722)		653,145,536

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.1%) α
Beneficial State Bank	0.30%	01/15/2023	250,000	246,989
Citizens Trust Bank	0.05%	01/14/2023	200,000	197,607

				444,596
Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/17/2022
Participating depository institutions:
Chambers Bank, par 23,000; Legacy Bank & Trust Company, par 238,500; Prime Alliance Bank, par 238,500; (cost $490,879)	0.73%	03/16/2023	500,000	490,879

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	96,778
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	96,778
Root Capital Inc.	1.00%	02/01/2023	100,000	97,978
Vermont Community Loan Fund Inc.	0.50%	10/15/2022	100,000	99,770

				391,304
Time Deposits (1.4%)
Citibank, New York	2.43%	10/03/2022	9,084,569	9,084,569

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.44%			229,520

Total short-term securities (1.6%) (cost $10,640,868)				10,640,868

Total securities (100.0%) (cost $644,067,590)				663,786,404

Payable upon return of securities loaned (0.0%)				(229,520)

Other assets and liabilities (0.0%)				30,760

Total net assets (100.0%)				663,587,644

θ	This security is non-income producing.
λ	This security, or partial position of this security, was on loan at September 30, 2022. The total value of the securities on loan at September 30, 2022 was $224,941.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.